Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
U.K. R&D tax credit	$ 15,232	$ 10,523
Prepaid research and development	3,473	3,608
Prepaid insurance	1,151	1,525
VAT recoverable	771	650
Other current assets	2,615	2,124
Total	$ 23,242	$ 18,430